Consolidated Statements of Changes in Shareholders' Deficit - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2013	¥ 43		¥ 52,428	¥ (353,670)	¥ (301,199)
Balance (in shares) at Dec. 31, 2013	110,000,001
Changes in shareholders deficit
Loss for the year				(129,999)	(129,999)
Other comprehensive income (loss)			4,114		4,114
Comprehensive loss			4,114	(129,999)	(125,885)
Acquisition of EDC Holding Limited and its subsidiaries (''EDC Holding'')	¥ 27	¥ 472,918			472,945
Acquisition of EDC Holding Limited and its subsidiaries (''EDC Holding'') (in shares)	88,352,558
Issuance of shares in exchange for bonds payable	¥ 12	205,524			205,536
Issuance of shares in exchange for bonds payable (in shares)	38,397,655
Repurchase of ordinary shares	¥ (6)	(119,658)			(119,664)
Repurchase of ordinary shares (in shares)	(18,762,292)
Extinguishment of redeemable preferred shares upon repurchase		(76,900)			(76,900)
Extinguishment of redeemable preferred shares upon exchange		(29,615)			(29,615)
Change in redemption value of redeemable preferred shares		(69,116)			(69,116)
Share-based compensation		27,333			27,333
Balance at Dec. 31, 2014	¥ 76	410,486	56,542	(483,669)	(16,565)
Balance (in shares) at Dec. 31, 2014	217,987,922
Changes in shareholders deficit
Loss for the year				(98,584)	(98,584)
Other comprehensive income (loss)			(118,491)		(118,491)
Comprehensive loss			(118,491)	(98,584)	(217,075)
Change in redemption value of redeemable preferred shares		(110,926)			(110,926)
Share-based compensation		4,061			4,061
Balance at Dec. 31, 2015	¥ 76	303,621	(61,949)	(582,253)	¥ (340,505)
Balance (in shares) at Dec. 31, 2015	217,987,922				217,987,922
Changes in shareholders deficit
Loss for the year				(276,412)	¥ (276,412)
Other comprehensive income (loss)			(130,131)		(130,131)
Comprehensive loss			(130,131)	(276,412)	(406,543)
Issuance of ordinary shares - initial public offering	¥ 54	1,221,464			1,221,518
Issuance of ordinary shares - initial public offering (in shares)	160,565,880
Declaration of preference dividend in ordinary shares		(343,296)			(343,296)
Settlement of preference dividend in ordinary shares	¥ 11	266,783			266,794
Settlement of preference dividend in ordinary shares (in shares)	31,490,164
Conversion of redeemable preference share	¥ 118	2,311,014			2,311,132
Conversion of redeemable preference share (in shares)	349,087,677
Change in redemption value of redeemable preferred shares		205,670			205,670
Settlement of liability-classified restricted shares award	¥ 1	7,538			7,539
Settlement of liability-classified restricted shares award (in shares)	877,400
Share-based compensation		64,165			64,165
Balance at Dec. 31, 2016	¥ 260	¥ 4,036,959	¥ (192,080)	¥ (858,665)	¥ 2,986,474
Balance (in shares) at Dec. 31, 2016	760,009,043				760,009,043